Debt, Convertible Notes, and Warrants - Schedule of Interest Expense and Gain (Loss) on Extinguishment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Debt Disclosure [Abstract]
Contractual interest coupon	$ 6,137	$ 6,697	$ 5,554
Amortization of debt issuance costs	768	811	402
Amortization of debt discounts	1,867	1,939	990
Debt extinguishment (gain) loss	1,690	(673)	11,529
Total interest expense and extinguishment (gain) loss	$ 10,462	$ 8,774	$ 18,475